Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended	16 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2013 SMP JV [Member]	Dec. 31, 2013 SMP JV [Member]	Dec. 31, 2013 SMP JV [Member] Samsung Fine Chemicals Joint Venture [Member]	Dec. 31, 2013 SMP JV [Member] MEMC Singapore Pte Ltd [Member]	Dec. 31, 2013 Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity contribution in joint venture		$ 67.0	$ 47.8	$ 50.4		$ 60.0	$ 116.2			$ 63.7
Customer and other deposits	103.3	103.3	184.5			39.8	39.8
Total remaining contractual investment commitment in joint venture	68.8	68.8
Expected Contractual Investment Payments In One Year										68.4
Equity Method Investment, Other than Temporary Impairment		2.0		67.3
Equity method investments	33.2	33.2	23.3
Ownership interest in joint venture					8200000.00%			50.00%	50.00%
Debt and equity commitments in joint venture						185.0
Cost-method Investments, Other than Temporary Impairment		3.2	3.6	11.6
Proceeds from Sale of Available-for-sale Securities	15.0
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 2.0